Basis of preparation - Summary of Subsidiary Ownership (Details)	14 Months Ended
Dec. 31, 2022
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle U.S. Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle APAC PTE. LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Norway AS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.00%